Commitments and Contingencies Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]
The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2013 and 2012:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	Low	High
Geismar, LA	1	1	$16	$17	$10	$24
Superfund and offsite landfills – allocated share:
Less than 1%	16	22	1	1	1	2
Equal to or greater than 1%	12	12	8	6	5	13
Currently-owned	12	13	8	7	5	13
Formerly-owned:
Remediation	11	11	8	2	7	19
Monitoring only	4	4	1	1	—	1
Total	56	63	$42	$34	$28	$72

Long-term Purchase Commitment [Table Text Block]
The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2014	$285
2015	198
2016	198
2017	52
2018	52
2019 and beyond	220
Total minimum payments	1,005
Less: Amount representing interest	(103)
Present value of minimum payments	$902